Significant events and changes in the current reporting period	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Significant events and changes in the current reporting period
2. Significant events and changes in the current reporting period
The following significant events or transactions occurred during the three and six months ended June 30, 2022.
License, Development and Commercialization agreement with BMS
On December 10, 2021, Immatics Biotechnologies GmbH entered into a License, Development and Commercialization agreement (the “BMS agreement”) with Bristol-Myer-Squibb Company (“BMS”). The BMS agreement became effective on January 26, 2022, after the expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 on January 25, 2022. Pursuant to the BMS agreement, the Group received a €133 million ($150 million) upfront cash payment related to the performance obligations under the contract. The Group identified the transfer of a global exclusive IMA401 license including technology transfer and the contractually agreed clinical trial services including participation in Joint Steering Committee meetings as distinct performance obligations. The Group is eligible to receive up to $770 million development, regulatory and commercial milestone payments, in addition to low double-digit royalty payments on net sales of IMA401. Immatics retains the options to co-fund
U.S. development in exchange for enhanced U.S. royalty payments and/or to co-promote
IMA401 in the US. In November 2021, Immatics filed a Clinical Trial Application (CTA) with Paul-Ehrlich-Institute (PEI), the German federal regulatory authority, for the development of IMA401. The clinical trial, which commenced in the second quarter of 2022, will enroll patients across various solid tumor types.
Under IFRS 15, the Group applied significant judgement when evaluating whether the obligations under the BMS agreement represent one performance obligation, combined performance obligations or multiple performance obligations, the allocation of the transaction price to identified performance obligations, and the determination of whether milestone payments should be included in the transaction price.
The Group concluded that BMS is a customer since the BMS agreement does contain elements of a customer relationship even though it is a collaboration agreement, where to some degree both risks and benefits are shared between the Group and BMS. The BMS agreement clearly states deliverables to be delivered by the Group and BMS as mentioned below and creates enforceable rights and obligations.
The Group transferred license rights and is performing clinical trial services. While the clinical trial is a prerequisite for approval of the product, it does not modify the underlying product. The manufacturing of the product for the trial is already completed. The clinical trial will evaluate safety, tolerability, and initial anti-tumor activity of IMA401 in patients with recurrent and/or refractory solid tumors, but there is no modification planned as part of this. With the end of the pre-clinical
phase, there was no further enhancement of the products planned. We therefore concluded that BMS can benefit from each performance obligation on its own and they are separately identifiable from other promises in the BMS agreement. The Group concluded that there were two distinct performance obligations under the BMS agreement, the granted license and the conduct of clinical trial services.
At inception of the BMS agreement, the Group determined the transaction price. We evaluated inclusion of the milestones as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The contractual agreed milestone payments with BMS relate to the license. It is not highly probable that the Group will receive any of these milestone payments. Based on that the Group concludes that no variable consideration is considered as transaction price at contract inception. At the end of each reporting period, the Group re-evaluates
the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group is required to allocate the determined transaction price of €
133
 million ($
150
million) to the two separate identified performance obligations of the BMS agreement, based on the standalone selling price of each performance obligation as the upfront payment of €
133
 million ($
150
million) covers the cost of clinical trial services as well as an initial payment for the license.
Since the BMS agreement consist of two performance obligations, the Group determined the underlying stand-alone selling price for each performance obligation, to allocate the transaction price to the performance obligations. The estimation of the stand-alone selling price included estimates regarding forecasted cost for future services, profit margins and development timelines.
The most reasonable estimation method for the performance obligation related to clinical trial services is the expected cost method, due to the fact that the Group is able to use expected costs including a profit margin to estimate the stand-alone selling price. On top of the forecast of expected costs, the Group added an appropriate profit margin based on average company profit margins for clinical trial services.
To estimate a stand-alone selling price for the performance obligation related to the IMA401 license, the Group concluded to use the residual approach due to the fact that the license is a unique license and there is no available market price for the license and hence no specific stand-alone selling price apart from the residual amount was identified. The Group concluded following transaction price allocation of the €133 million ($150 million) upfront payment as of March 31, 2022:

1.	Stand-alone selling price for clinical trial services: €42 million

2.	Stand-alone selling price for the license grant: €91 million
The Group evaluated each performance obligation to determine if it can be satisfied at a point in time or over time. The control over the granted license is transferred at a point in time, after BMS obtains the rights to use the license at the effective date of the agreement. The performance obligation related to promised clinical trial services is satisfied over time. The Group transfers control of these agreed services over time and will therefore recognize revenue over time as costs are incurred using a cost-to-cost
method.
At inception of the BMS agreement, €42 million were initially deferred on the Groups Consolidated Statement of Financial Position. For the three months ended June 30, 2022, €2.8 million revenue is recognized based on the cost-to-cost method. For the six months ended June 30, 2022, €4.3 million revenue is recognized based on the cost-to-cost method and €91 million revenue is recognized related to the license for IMA 401.
License
, Development and Commercialization agreement with Bristol-Myers-Squibb to develop Gamma Delta Allogeneic Cell Therapy program
On June 1, 2022, Immatics US, Inc. entered into a License, Development and Commercialization agreement (the “Allogeneic ACT agreement”) with Bristol-Myer-Squibb Company (“BMS”). Pursuant to the Allogeneic ACT agreement, the Group received a €57.7 million ($60 million) upfront cash payment plus an additional payment of €4.8 million ($5 million) related to the performance obligations under the contract. The Group identified the transfer of an exclusive right and license with the right to grant sublicenses under the Immatics Licensed IP, technology transfer, contractually agreed research and development services including participation in Joint Steering Committee meetings and the delivery of research progress reports to BMS as a combined performance obligation. The Group is eligible to receive up to $700 million development, regulatory and commercial milestone payments, in addition to tiered royalty payments of up to low double-digit percentages on net product sales.
Under IFRS 15, the Group applied significant judgement when evaluating whether the obligations under the Allogeneic ACT agreement represent one combined performance obligation or multiple performance obligations and the determination of whether milestone payments should be included in the transaction price.
The Group concluded that BMS is a customer since BMS obtains through the Allogeneic ACT agreement the output of Immatics’ ordinary activities in exchange for a consideration. The Allogeneic ACT agreement clearly states the deliverables to the Group and BMS as mentioned below and creates enforceable rights and obligations.
The Group granted to BMS exclusive access to licensed products and is performing research and development services. The research and development services performed by the Group will cover preclinical development of the initial two Bristol Myers Squibb-owned programs and are not distinct from the licensed IP, since the preclinical platform does not have a standalone value without further development. Based on the facts and circumstances, the collaboration agreement contains multiple promises, which aggregate to one combined performance obligation.
At inception of the Allogeneic ACT agreement, the Group determined the transaction price. The Group evaluated inclusion of the milestones as well as potential cost reimbursements as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. For the contractual agreed milestone payments with BMS, the license is predominant. Based on that the Group concludes that no variable consideration is considered as transaction price at contract inception. At the end of each reporting period, the Group re-evaluates
the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group allocated the determined total transaction price consisting of the received payments as well as cost
reimbursements to the single combined performance obligation of the Allogeneic ACT agreement.
Based

on the facts mentioned above the Group determined that the combined performance obligation related to promised research and development services is satisfied over time and therefore revenue will be recognized over time as costs for the research and development services incurred using a cost-to-cost method.
At inception of the Allogeneic ACT agreement, €60.7 million were initially deferred on the Groups Consolidated Statement of Financial Position. For the three months ended June 30, 2022, €0.6 million revenue is recognized based on the cost-to-cost method.

Amendment to Strategic Collaboration Agreement with Bristol-Myers-Squibb on novel adoptive cell therapies
On June 1, 2022, Immatics Biotechnologies GmbH entered into an Amendment to the Strategic Collaboration Agreement originally signed in 2019
(the “amendment”) with Bristol-Myer-Squibb Company (“BMS”). Pursuant to the amendment, the Group received a €18.7 million ($20 million) upfront cash payment related to the performance obligations under the contract. Under the amendment, Immatics will undertake
an additional T Cell Receptor Engineered T cell Therapy (TCR-T) program against a
solid tumor target discovered with Immatics’ XPRESIDENT technology. The program will utilize proprietary T Cell Receptors (TCRs) identified by Immatics’ XCEPTOR TCR discovery and engineering platform.
The increased consideration reflects
the stand-alone selling price at contract inception and the amendment contains performance obligations that are distinct from the original performance obligation under the contract. Therefore, the Group determined to account for the modification of the Allogeneic ACT agreement signed in 2019, triggered by the amendment as a separate contract.
Immatics will be responsible for the development and validation of these programs through lead candidate stage, at which time BMS may exercise opt-in
rights and assume sole responsibility for further worldwide development, manufacturing and commercialization of the
TCR-T
cell therapies. Immatics would have certain early-stage
co-development
rights or
co-funding
rights for selected
TCR-T
cell therapies arising from the collaboration. With respect to this amendment, Immatics may be eligible to receive regulatory and sales milestones as well as royalties in line with the BMS collaboration agreement signed in 2019.
The Group identified the transfer of an exclusive right and license to patents on one additional target and respective therapeutic treatments, including technology transfer, the contractually agreed research and development services by the Group and the participation in Joint Steering Committee meetings as combined performance obligation as they are not distinct from each other.
At inception of the amendment, the Group determined the transaction price. The Group evaluated inclusion of the milestones as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The contractual agreed milestone payments with BMS relate to the license. Based on that the Group concludes that no variable consideration is considered as transaction price at contract inception. At the end of each reporting period, the Group re-evaluates the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group concluded to allocate the determined transaction price of €18.7 million ($20 million) to the performance obligation from the amendment - the research and development services and the license for the targets. The Group determined that the performance obligation is satisfied over time and therefore revenue will be recognized over time as costs incurred using a cost-to-cost method.
At inception of the agreement, €18.7 million were initially deferred on the Groups Consolidated Statement of Financial Position. For the three months ended June 30, 2022, no revenue is recognized based on the cost-to-cost method, due to the fact that no research and development work was performed.
Research collaboration and License agreement with Editas Medicine, Inc.
On May 27, 2022, Immatics US, Inc. entered into a Research collaboration and License agreement (the “Editas agreement”) with Editas Medicine, Inc. (“Editas”). The Editas agreement became effective on May 27, 2022. Pursuant to the Editas agreement, the Group paid upfront a one-time
and
non-refundable
fee related to the Groups access to a
non-exclusive
right to Editas Medicine’s CRISPR technology and intellectual property as well as for services provided by Editas. The Group will together with Editas combine gamma-delta T cell adoptive cell therapies and gene editing to develop medicines for the treatment of cancer.
The Group determined to account for the upfront payment as prepaid research and development expenses. The prepaid expense will be consumed over the term of the research and development activities.
COVID-19
In December 2019, a novel strain of coronavirus (“COVID-19”) emerged. In response, many countries and businesses still institute travel restrictions, quarantines, and office closures. The extent of the pandemic and governmental responses may impact our ability to obtain raw materials and equipment used for research and development, obtain sufficient additional funds to finance our operations, and conduct clinical trials, any of which could materially and adversely affect our business.
Management enacted significant measures to protect the Group’s supply chain, employees, and the execution of clinical trials and continues to monitor the situation. To date, the pandemic has not significantly impacted the Group. The ongoing spread of COVID-19 may in the future negatively impact the Group’s ability to conduct clinical trials, including potential delays and restrictions on the Group’s ability to recruit and retain patients, and the availability of principal investigators and healthcare employees. COVID-19 could also affect the operations of contract research organizations, which may also result in delays or disruptions in the supply of product candidates. Given the current situation we do not expect significant negative impacts on the Group’s activities in the future, but variants of COVID-19 could limit the impact of vaccines and lead to negative impacts on the Group’s activities.